Financial risk management - Cash and Cash Equivalents (Details) - Currency risk € in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 326,441				$ 466,544
In USD
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	319,568				462,306
In CHF
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	125	SFr 116			635	SFr 580
In GBP
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,974		£ 4,111		2,921		£ 2,162
In EUR
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,774			€ 1,658	$ 682			€ 601